Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Continuing Operations [Member]
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Tax loss carried forward	$ 13,344	$ 8,192
Total deferred tax assets	2,802	1,720
Less: valuation allowance	(2,802)	(1,720)
Total deferred tax assets, net of valuation allowance
Total Deferred tax liabilities
Deferred tax assets, net of valuation allowance and deferred tax liabilities
Discontinued Operations [Member]
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Tax loss carried forward
Provision for doubtful accounts
PPE, due to difference in depreciation
Total deferred tax assets
Less: valuation allowance
Total deferred tax assets, net of valuation allowance
Total Deferred tax liabilities
Deferred tax assets, net of valuation allowance and deferred tax liabilities